Share-Based Compensation - Schedule of Option Activity (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Option Activity [Abstract]
Options, Granted		1,371,415
Weighted Average Exercise Price, Granted		$ 10.23
Options, Exercised		(160,991)
Weighted Average Exercise Price, Exercised		$ 0.48
Options, Forfeited		(7,900)
Weighted Average Exercise Price, Forfeited		$ 10.23
Options, Balance at ending	1,335,078	2,537,602
Weighted Average Exercise Price, Balance at ending	$ 0.23	$ 5.6
Weighted Average Remaining Life (Years), Balance at ending	5 years 9 months 29 days	7 years 10 months 6 days
Options, Vested and expected to vest		2,537,602
Weighted Average Exercise Price, Vested and expected to vest		$ 5.6
Weighted Average Remaining Life (Years), Vested and expected to vest		7 years 10 months 6 days
Options, Exercisable at the end of the period		1,174,087
Weighted Average Exercise Price, Exercisable at the end of the period		$ 0.19
Weighted Average Remaining Life (Years), Exercisable at the end of the period		5 years 10 months 24 days